Changes in significant accounting policies	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Changes in significant accounting policies
4.	Changes in significant accounting policies
Changes applicable from January 1, 2019
The Group adopted IFRS 16
Leases
from January 1, 2019 (see A below).
A number of other new standards, amendments and interpretations are effective from January 1, 2019 but they do not have a material effect on the Group’s financial information.

A.	IFRS 16 Leases
IFRS 16 introduced a single,
on-balance
sheet accounting model for lessees. As a result, the Group, as a lessee, has recognised right-of-use
assets representing its rights to use the underlying assets and lease liabilities representing its obligation to make lease payments.
The Group has applied IFRS 16 using the modified retrospective approach. Accordingly, the comparative information presented for 2018 has not been restated and is presented, as previously reported, under IAS 17 and related interpretations. The details of the changes in accounting policies are disclosed below. Additionally, the disclosure requirements in IFRS 16 have not generally been applied to comparative information.

(i)	Definition of a lease
Previously, the Group determined at contract inception whether an arrangement was, or contained, a lease under
IFRIC 4 Determining Whether an Arrangement contains a Lease
. The Group now assesses whether a contract is, or contains, a lease based on the new definition of a lease, as explained in Note 5(h).
On transition to IFRS 16, the Group elected to apply the practical expedient to grandfather the assessment of which transactions are leases, therefore it applied IFRS 16 only to contracts that were previously identified as leases. Contracts that were not identified as leases under IAS 17 and IFRIC 4 were not reassessed. Therefore, the definition of a lease under IFRS 16 has been applied only to contracts entered into or changed on or after January 1, 2019.

(ii)	As a lessee
The Group leases several office premises. As a lessee, the Group previously classified leases as operating leases based on its assessment of whether the lease transferred substantially all of the risks and rewards of ownership. Under IFRS 16, the Group recognizes right-of-use
assets and lease liabilities for long-term lease contracts and so these leases are on-balance
sheet.
However, the Group elected not to recognize
right-of-use
assets and lease liabilities for short-term leases for office premises. The Group recognized the lease payments associated with these short-term leases as an expense on a straight-line basis over the lease term.
The Group presents
right-of
use assets and lease liabilities in the separate lines in the statement of financial position.

(iii)	Transition
Previously, the Group classified leases for office premises as operating leases under IAS 17.
At transition, for long-term leases classified as operating leases under IAS 17, lease liabilities were measured at the present value of the remaining lease payments, discounted at the Group’s incremental borrowing rate as at January 1, 2019.
Right-of-use
assets are measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments.
The Group applied the exemption not to recognize
right-of-use
assets and liabilities for leases with less than 12 months of lease term.

(iv)	Impacts on transition
On transition to IFRS 16, the Group recognized additional
right-of-use
assets and additional lease liabilities. The impact on transition is summarized below.
(in thousands of Russian Roubles)

January 1, 2019
Right-of-use assets	345,051
Lease liabilities	(343,455)
Prepaid expenses and other current assets	(1,596)

When measuring lease liabilities for leases that were previously classified as operating leases, the Group discounted lease payments using its incremental borrowing rate at January 1, 2019. The weighted-average rate applied is 10.15%.
(in thousands of Russian Roubles)

January 1, 2019
Operating lease commitment at December 31, 2018 as disclosed in the Group’s consolidated financial statements	443,292
Discounted using the incremental borrowing rate at January 1, 2019	343,455

Lease liabilities recognised at January 1, 2019	343,455

The impact on Segment EBITDA is disclosed in Note 7.
Changes applicable from January 1, 2018
The Group adopted IFRS 15
Revenue from Contracts with Customers
(see B) and IFRS 9
Financial Instruments
(see C) on January 1, 2018.

B.	IFRS 15 Revenue from Contracts with Customers
IFRS 15 establishes a comprehensive framework for determining whether, how much and when revenue is recognised. It replaced IAS 18
Revenue
, IAS 11
Construction Contracts
and related interpretations.
The most significant impact on revenue recognition relates to our accounting for bundled subscriptions that include access to our CV database and allow customers to display job advertisements. Under IAS 18, the revenue attributable to these components was recognized collectively on a straight-line basis over the term of the bundled subscription arrangement. This is because the services are generally performed concurrently through an indeterminate number of acts and the estimated incremental cost of providing the services is insignificant such that our cost-plus-margin is not impacted if the cap on display of job advertisements is substantive for certain customers. Under IFRS 15 we have determined that the number of job advertisements displayed, an output method, provides the most faithful depiction of the value of the services transferred to customers for this performance obligation when the cap is substantive, which resulted in a deferral of revenue from bundled subscriptions as at January 1, 2017 and December 31, 2017.
The Group has adopted IFRS 15 using the full retrospective approach. The impact of transition to IFRS 15 on the opening balance of retained earnings on January 1, 2017 amounted to RUB 3,928 thousand.
Retrospective application of IFRS 15 has had the following effects on the amounts presented for 2017.

Consolidated Statement of Income and Comprehensive Income – for the year ended December 31, 2017
(in thousands of Russian Roubles)

	As previously reported for the year ended December 31, 2017	Adjustments	Restated amounts for the year ended December 31, 2017
Revenue	4,734,166	(1,627)	4,732,539

Operating income	1,384,629	(1,627)	1,383,002

Profit before income tax	1,284,932	(1,627)	1,283,305
Income tax expense	(820,828)	325	(820,503)

Net income for the year	464,104	(1,302)	462,802

Total comprehensive income, net of tax	518,879	(1,302)	517,577

The Group does not present a statement of financial position as at January 1, 2017 and January 1, 2018, because the impact of transition on the financial position of the Group as at January 1, 2017 and January 1, 2018 is immaterial.
There was no material impact on the Group’s statement of cash flows for the year ended December 31, 2017, and on the basic and diluted earnings per share for the year December 31, 2017.

C.	IFRS 9 Financial Instruments
IFRS 9 sets out requirements for recognising and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial
items. This standard replaces IAS 39
Financial Instruments: Recognition and Measurement.

(i)	Classification and measurement of financial assets and financial liabilities
Information about the Group’s accounting policies relating to classification and measurement of financial assets is described in Note 5(c).
The following table below explain the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 for each class of the Group’s financial assets as at January 1, 2018.
(in thousands of Russian Roubles)

January 1, 2018	Note	Original classification under IAS 39	New classification under IFRS 9	Original carrying amount under IAS 39	New carrying amount under IFRS 9
Financial assets
Trade and other receivables	16	Loans and receivables	Amortised cost	25,264	25,264
Cash and cash equivalents	17	Loans and receivables	Amortised cost	1,416,008	1,413,073

Total financial assets				1,441,272	1,438,337

(ii)	Impairment – Financial assets and contract assets
Information about the Group’s accounting policies relating to impairment of financial assets is described in Note 5(g).

The following analysis provides further detail about the impact of adopting IFRS 9 on the opening balance.
Trade and other receivables
The estimated ECLs were calculated based on actual credit loss experience over the past three years.
Cash and cash equivalents
The estimated impairment on cash and cash equivalents was calculated based on the short maturities of the exposures.
The following table summarises the impact, net of tax, of transition to IFRS 9 on the opening balance of retained earnings.
(in thousands of Russian Roubles)

Impact of adopting IFRS 9 on opening balance
Retained earnings
Recognition of expected credit losses under IFRS 9 (net of tax)	(2,935)

Impact at January 1, 2018	(2,935)

The Group has initially applied IFRS 9 at January 1, 2018 using the exemption allowing it not to restate comparative information for prior periods with respect to classification and measurement (including impairment) changes.